Apr. 06, 2022
Global X Funds | Global X Green Building ETF
Global X Green Building ETF
INVESTMENT OBJECTIVE
The Global X Green Building ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Green Building Index ("Underlying Index").
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.45%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.45%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$46	$144

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets, plus borrowings for investments purposes (if any), in the securities of the Solactive Green Building Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from increased demand for buildings that reduce or eliminate negative impacts, and/or create positive impacts, on the natural environment (“Green Building”). Specifically, the Underlying Index consists of securities issued by “Green Building Companies” as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). “Green Building Companies” are those companies that derive at least 50% of their revenues from one or more of the following business activities, as determined by the Index Provider:

•Green Building Development: Companies that design, construct, redevelop, or retrofit properties that meet reputable green building certification standards. The Index Provider utilizes ESG (Environmental, Social and Governance) data provider Sustainalytics for its assessment of reputable green building certification standards. As of April 1, 2022 examples of green building certification standards that Sustainalytics has identified as reputable currently include LEED, BREEAM, Greenstar, DGNB, CASBEE, and Verde.
•Green Building Management: Companies that manage and/or operate buildings that have obtained a green certification.
•Green Building Technologies & Materials: Companies that provide products/services that increase the energy efficiency of residential, commercial, or public buildings. This includes products/services such as insulation and building envelopes, controls and displays for heating, cooling, lighting and home automation, HVAC, energy management services, windows, doors, elevators, etc. These products and services help residential, commercial and/or public buildings to reduce or eliminate negative impacts on the natural environment and/or to create positive impacts on the natural environment, which improves the environmental footprint of a building and makes it more “green” across measures such as energy efficiency, water usage, carbon emissions, and overall environmental impact.

To be a part of the eligible universe of the Underlying Index, certain minimum market capitalization and liquidity criteria, as defined by the Index Provider, must be met. As of April 1, 2022, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of April 1, 2022, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Argentina, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States, and the United Arab Emirates.

In constructing the Underlying Index, the Index Provider, in partnership with ESG (Environmental, Social and Governance) data provider Sustainalytics, reviews the companies from the eligible universe to confirm the companies that derive at least 50% of their revenues from the business activities described above. Revenue exposure is determined using company filings, disclosures, and other public information. In addition, the Index Provider also applies an ESG screening process to the universe of eligible companies. The Index Provider, in partnership with ESG data provider Minerva, on a quarterly basis reviews each constituent of the Underlying Index for compliance with the principles of the United Nations Global Compact, as well as their involvement in controversial activities. Any existing or potential constituent of the Underlying Index which does not meet the labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles as of the quarterly review will be excluded from the Underlying Index, as determined by the Index Provider.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. During each rebalance, the maximum weight of a company is capped at 4%, and all constituents are subject to a minimum weight of 0.3%. Generally speaking, modified capitalization weighting will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include real estate companies. As of April 1, 2022, the Underlying Index had 75 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.
The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of April 1, 2022, the Underlying Index was concentrated in the equity real estate investment industry and had significant exposure to the real estate sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of this Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

China A-Shares Risk: A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Foreign investors can access A-Shares by obtaining a Qualified Foreign Institutional Investor ("QFII") or a Renminbi Qualified Foreign Institutional Investor ("RQFII") license, as well as through the Stock Connect Program, which is a securities trading and clearing program with an aim to achieve mutual stock market access between the China and Hong Kong markets. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE") (in the case of Shanghai Connect) or the Shenzhen Stock Exchange ("SZSE") (in the case of Shenzhen Connect), and the China Securities Depository and Clearing Corporation Limited (“CSDCC”). The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. Investments in A-Shares are subject to various regulations and limits, and the recoupment or repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. In addition, investors from outside mainland China may face difficulties or prohibitions accessing certain A-Shares that are part of a restricted list in countries such as the U.S. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. Trading suspensions in certain stock could lead to greater market execution risk and costs for the Fund, and the creation and redemption of Creation Units (as defined below) may also be disrupted. These risks, among others, could adversely affect the value of the Fund’s investments.

Depositary Receipts Risk: The Fund may invest in depositary receipts, such as ADRs and GDRs.  Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies. For additional details on these risks, please see Foreign Securities Risk.  Moreover, depositary receipts may not track the price of the underlying foreign securities on which they are based.  A holder of depositary receipts may also be subject to fees and the credit risk of the financial institution acting as depositary.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk: The Fund may have exposure to companies that invest in real estate, such as REITs, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.
Associated Risks Related to Investing in Green Building Companies: Green Building companies are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which Green Building companies are utilized and operated. Green Building companies may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for energy efficient technology and materials. Green Building companies may be significantly affected by changes in government spending or regulation, zoning laws, interest rates, taxation, and real estate market trends. Green Building companies typically engage in significant amounts of spending on research and development and could face risks associated with higher building costs, availability of construction materials, and the effort associated with securing and maintaining third-party certifications. Green Building companies typically face intense competition and potentially rapid product obsolescence and are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Green Building companies may be concentrated in a particular country or region, and any adverse event affecting one of these countries or regions could have a negative impact on Green Building companies.

Associated Risks Related to Socially Responsible Investments: Certain social responsibility investment criteria limit the types of securities that can be included in the Underlying Index. This could cause the Underlying Index to underperform other benchmark indices, and could cause the Fund to underperform other funds that do not have a social responsibility focus.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk: Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that the Underlying Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Equity Real Estate Investment Industry: The Fund is concentrated in the Equity Real Estate Investment Industry, which comprises Real Estate Investment Trusts (REITs). For more information, see Asset Class Risk - Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk in the SUMMARY OF PRINCIPAL RISKS and A FURTHER DISCUSSION OF PRINCIPAL RISKS sections of the Prospectus.

Risks Related to Investing in the Real Estate Sector: The real estate sector includes real estate companies focused on commercial and residential real estate development, sales, operations, and services, as well as real estate investment trusts (“REITs”). For more information, see Asset Class Risk - Real Estate Stocks and Real Estate Investment Trusts (REITs) Investment Risk in the SUMMARY OF PRINCIPAL RISKS and A FURTHER DISCUSSION OF PRINCIPAL RISKS sections of the Prospectus.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if China's currency depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the
Fund. Additionally, the Chinese government heavily regulates the domestic exchange of foreign currencies and yuan exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China. Shares purchased through the Stock Connect Programs will be purchased using offshore yuan, the value of which may differ from and experience greater volatility than the value of onshore yuan. Offshore yuan cannot be freely remitted into or transferred out of China, and there is no assurance that there will always be sufficient amounts of offshore yuan available for the Fund to invest in all components of the Underlying Index.

Custody Risk: The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Securities Risk: The Fund may invest, within U.S. regulations, in foreign securities. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Emerging Markets: As of the date of this Prospectus, China is an emerging market country. Investments in emerging markets may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries, and there may be greater risk associated with the custody of securities in emerging markets. It may be difficult or impossible for the Fund to pursue claims against an emerging market issuer in the courts of an emerging market country. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal rights and remedies. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic. Certain emerging market countries may have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the
Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds ("ETFs").

Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. If a company no longer meets the Index Provider’s criteria for inclusion in the Underlying Index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2022, expectations for higher policy interest rates and the removal of monetary policy support resulted in elevated market volatility and a weak start to January as markets rotated away from companies with weaker fundamentals and/or higher valuations. Sustained elevated inflation, global supply chain bottlenecks and labor shortages encouraged a U.S. Federal Reserve policy shift to increase interest rates. With central bankers needing to reflect that they remain ahead of the curve on inflation, there are concerns that monetary policy may provide less support should economic growth slow. The slowing growth of gross domestic product in China may weigh on global economic growth, while the COVID-19 pandemic remains a risk to both global economic growth and supply chain normalization. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Risks Related to Stock Connect Programs: The Stock Connect Programs are subject to daily and aggregate quota limitations, which could affect the Fund’s ability to enter into and exit Stock Connect positions on a timely basis. The Shenzen and Shanghai markets may operate when the Stock Connect Programs are not active, and consequently the prices of shares held via Stock Connect Programs may fluctuate at times when the Fund is unable to add to or exit its positions. The Stock Connect Programs are new, and the effect of the introduction of large numbers of foreign investors on the market for trading Chinese-listed securities is not well understood. Regulations, such as limitations on redemptions or suspension of trading, may adversely impact the value of the Fund’s investments. The Fund's investments in A-Shares though the Stock Connect Program are held by its custodian in accounts in Central Clearing and Settlement System ("CCASS") maintained by the Hong Kong Securities Clearing Company Limited ("HKSCC"), which in turn holds the A-Shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under Chinese law. There is no guarantee that the Shenzen, Shanghai, and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.